Long-Term Bank Loans - Summary of Loans and Bonds Payable (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bank loans	$ 1,967.6	$ 70.1
Long-term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	2,000.0
Less: Discounts on government grants	(32.4)
Long-term bank loans	$ 1,967.6
Annual interest rate	0.40%	0.40%
Maturity date	September 2025